Fees Summary	Oct. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,337,000.00
Previously Paid Amount	357.95
Total Fee Amount	357.95
Total Offset Amount	0.00
Net Fee	0.00
Narrative - Max Aggregate Offering Price	$ 2,337,000.00
Final Prospectus	true